Earnings (loss) per share - Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share (Parenthetical) (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 29, 2024	Sep. 30, 2024 shares	Sep. 30, 2023 shares	Sep. 30, 2024 shares	Sep. 30, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings per share [line items]
Weighted average number of ordinary shares		112,200,752		107,798,668
Major Ordinary Share Transactions
Earnings per share [line items]
Share split	3					3
Class A Shares
Earnings per share [line items]
Total weighted average number of ordinary shares			4,000,000
Share split				3	3
Weighted average number of ordinary shares			12,000,000		12,000,000	12,000,000	12,000,000	12,000,000
Class A Shares | Major Ordinary Share Transactions
Earnings per share [line items]
Share split	3